Debt - Stockholder Promissory Note (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Jul. 14, 2020
Debt
Proceeds from stockholder promissory notes			$ 200
Outstanding debt balance		$ 5,695		$ 1,695
Stockholder Promissory Note
Debt
Interest rate					0.45%
Proceeds from stockholder promissory notes			200
Principal outstanding balance			18,347
Accrued unpaid interest			224
Outstanding debt balance		0		$ 0
Interest Expense		$ 30	$ 83
Stockholder Promissory Note | Common Class A
Debt
Principal amount	$ 18,247
Total face value of promissory note	18,501
Accrued interest	$ 254
Conversion of convertible debt (in shares)	142,028
Stockholder Promissory Note | Majority stockholder
Debt
Principal amount					$ 29,718